Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - ke:EBP001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 17,027,903
EBPChangeInNetAssetAvailableForBenefitIncreaseDecreaseFromInterestAndDividendIncomeAndGainLossOnInvestment	23,124,473
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment [Abstract]	6,096,570
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	2,013,132
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	6,696,575
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	301,489
EBPChangeInNetAssetAvailableForBenefitIncreaseDecreaseFromOtherReceiptsDisbursementsNet	3,206
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	9,014,402
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	135,608
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	32,274,483
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	26,087,291
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	120,492
EBP, Change in Net Asset Available for Benefit, Decrease	26,207,783
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	6,066,700
EBP, Net Asset Available for Benefit	$ 160,025,910